Segment Reporting - Disclosure of Operating Segment Information (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenue
License revenue	$ 0	$ 0	$ 0
Other income
Research material sales	59,709	119,089	191,721
Grant income	4,974,823	3,722,788	3,314,001
Net gain on fair value movement of warrants	0	0	131,896
Net gain on foreign exchange	0	113,458	623,511
Interest income	5,287,209	3,882,757	938,999
Total revenue and other income	10,331,373	7,838,092	5,200,128
Miscellaneous income	390
Net change on fair value movement	9,242	0	0
Segment Result	(61,434,165)	(42,716,625)	(39,896,348)
Profit/(loss) before income tax expense	(61,434,165)	(42,716,625)	(39,896,348)
Income tax expense	0	0	0
Loss after income tax expense	(61,434,165)	(42,716,625)	(39,896,348)
Total segment assets	156,983,434	201,579,281	147,448,990
Total segment liabilities	13,348,071	12,057,539	10,979,601
Immunotherapy [Member]
Revenue
License revenue	0	0	0
Other income
Research material sales	59,709	119,089	191,721
Grant income	4,974,823	3,722,788	3,314,001
Total revenue and other income	5,034,532	3,841,877	3,505,722
Segment Result	(65,020,504)	(46,556,929)	(41,431,305)
Profit/(loss) before income tax expense	(65,020,504)	(46,556,929)	(41,431,305)
Income tax expense	0		0
Total segment assets	156,983,434	201,579,281	147,448,990
Total segment liabilities	13,348,071	12,057,539	10,979,601
Unallocated [member]
Revenue
License revenue	0		0
Other income
Net gain on fair value movement of warrants		0	131,896
Net gain on foreign exchange		113,458	623,511
Interest income	5,287,209	3,882,757	938,999
Total revenue and other income	5,296,841	3,996,215	1,694,406
Miscellaneous income	390
Net change on fair value movement	9,242
Segment Result	3,586,339	3,840,304	1,534,957
Profit/(loss) before income tax expense	3,586,339	$ 3,840,304	1,534,957
Income tax expense	$ 0		$ 0